SCHEDULE OF NATURE OF RELATIONSHIPS WITH RELATED PARTIES (Details)	12 Months Ended
Dec. 31, 2025
New Century International Homes Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Controlling shareholder
Golden Hill Capital Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Major shareholder
Golden Hill Capital Ltd. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Indirect major shareholder
Gruppo 8 S.R.L. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
H.T.L. Furniture, Inc. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
Corium Italia S.R.L. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
HTL Global Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
New Century Trading (India) Private Limited [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
HTL Furniture (China) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
HTL Furniture (Changshu) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
HTL Sofa (Kunshan) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
HTL Furniture (Yangzhou) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
HTL Furniture (Huaian) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
HTL Furniture Vietnam Company Limited. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
HTL Product Design (Kunshan) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
HTL Import/Export Trading (Kunshan) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
New Century Sofa India Private Limited [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
Trends Leather (Yangzhou) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
HTL Middle East Furniture LLC [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
New Century Overseas Investments Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
New Century Home Pte. Ltd. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
HTL Leather Trading (Yangzhou) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders, closed on January 10, 2025
HTL Leather (China) Co., Ltd. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders
HTL Manufacturing Pte Ltd. [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction	Entity controlled by two common controlling beneficial shareholders, sold out on April 22, 2025